Post-employee benefit plans - Disclosure of Contributions to Post-Employment Benefit Plans (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [line items]
Contributions, defined contribution plan	$ (110)	$ (106)
Estimated of contributions expected to be paid to plan for next annual reporting period, defined contribution plan	120
DB pension
Disclosure of defined benefit plans [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period, defined benefit plan	170
OPEBs
Disclosure of defined benefit plans [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period, defined benefit plan	75
Plan assets
Disclosure of defined benefit plans [line items]
Contributions, defined benefit plan	(252)	(508)
Plan assets | DB pension
Disclosure of defined benefit plans [line items]
Contributions, defined benefit plan	(180)	(433)
Voluntary contributions	0	240
Plan assets | OPEBs
Disclosure of defined benefit plans [line items]
Contributions, defined benefit plan	$ (72)	$ (75)